Net Income and Other Comprehensive Income (Loss) - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 654		$ 640	$ 594
Defined benefit plans pension costs recognized in profit and loss	2,859		2,953	2,834
Post-employment benefit	3,513		3,593	3,428
Compensation cost of share-based payment transactions	2	$ 0	17	22
Salaries	25,464		26,204	25,760
Insurance	2,746		2,740	2,748
Others	14,430		14,470	15,449
Other employee benefit	42,640		43,414	43,957
Employee benefit expenses	46,155		47,024	47,407
Summary by functions
Compensation distributed to the employees			1,404	1,596
Remuneration paid to the directors			38	41
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	1,726		1,796	1,734
Employee benefit expenses	23,587		24,367	24,725
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 22,568		$ 22,657	$ 22,682